Results for the year - Net income (loss) per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Results for the year
Annulment of ordinary shares (as a percent)	80.00%
Premium (as a percent)	15.00%
Share split (ratio)	11.5
Net income (loss) attributable to ordinary shareholders of the Parent used for computing basic and diluted net income (loss) per share	$ 917,093	$ (33,336)	$ (37,004)
Weighted average number of ordinary shares used for basic per share amounts	380,133	540,650	537,614
Dilutive effect of outstanding options, warrants and deferred shares	18,810
Weighted average number of ordinary shares used for diluted per share amounts	398,943	540,650	537,614
Net income (loss) per share basic	$ 2.41	$ (0.06)	$ (0.07)
Net income (loss) per share diluted	$ 2.30	$ (0.06)	$ (0.07)
Anti-dilutive securities	8,200	50,400	47,400